Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” (CAP) to our CEO and to our non-CEO NEOs (Other NEOs) and certain financial performance of the Company over the period indicated. CAP, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

Pay Versus Performance Table

The table below provides information on the compensation for our CEO and the average compensation for our Other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the CAP, as defined under SEC rules, to such individuals, for each of 2025, 2024, 2023, 2022 and 2021. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group (S&P Financial Composite Index), our Net Income and our PPNR.

	Summary	Compensation	Average Summary Comp Table	Average Compensation	Value of Initial Fixed $100 Investment Based On:			Company Selected
Year(1)	Compensation Table Total for CEO ($)	Actually Paid to CEO(2) ($)	Total for Other NEOs ($)	Actually Paid to Other NEOs(2) ($)	Company Cumulative TSR ($)	Peer Group Cumulative TSR(3) ($)	Net Income ($MM)	Performance Measure: PPNR ($MM)(4)
2025	11,921,231	19,241,802	4,047,873	5,680,179	136.65	200.32	518	1,857
2024	10,638,047	21,609,372	3,824,858	6,211,218	111.05	175.20	277	1,778
2023	7,697,586	7,660,934	2,845,461	2,797,744	58.79	135.00	718	2,197
2022	8,694,682	3,608,463	3,160,862	1,828,189	65.46	120.90	223	1,894
2021	11,179,238	11,252,145	3,531,923	2,936,373	113.68	134.55	801	1,588

(1)
Our Chief Executive Officer, Ralph Andretta, served as our Principal Executive Officer for each of 2025, 2024, 2023, 2022 and 2021. Our Other NEOs were as follows:

- For 2025, Perry Beberman, Allegra Driscoll, Valerie Greer, and Joseph Motes;

- For 2024, Perry Beberman, Allegra Driscoll, Valerie Greer, and Joseph Motes;

- For 2023, Perry Beberman, Valerie Greer, Tammy McConnaughey and Joseph Motes;

- For 2022, Perry Beberman, Valerie Greer, Tammy McConnaughey and Joseph Motes; and

- For 2021, Perry Beberman, Valerie Greer, Timothy King, Tammy McConnaughey and Joseph Motes.

(2)
Reconciliations of the Summary Compensation Table data to CAP data are included immediately below this table.
(3)
“Peer Group Cumulative TSR” represents the cumulative total stockholder return during each measurement period for the S&P Financial Composite Index, which is the industry index reported in our Annual Report on Form 10-K for the year ended December 31, 2025. Each amount assumes that $100 was invested on December 31, 2020, and dividends were reinvested for additional shares.
(4)
The Company has identified Pretax Pre-provision earnings (PPNR) as the company-selected measure for the pay versus performance disclosure, as we believe it is a key measure to track core earnings over time to demonstrate sustainable, profitable growth, excluding the volatility that can occur within Provision for credit losses. See Appendix A in this proxy statement for a reconciliation of PPNR, a non-GAAP financial measure, to the most directly comparable GAAP measure. PPNR is a key metric on our AIC balanced scorecard; see “Compensation Discussion and Analysis—Compensation Programs—Annual Incentive Compensation” above.

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the Pay Versus Performance Table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total Compensation" as reported in the Summary Compensation Table (SCT) for that year:

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation for CEO as reported in SCT for the covered year	11,921,231	10,638,047	7,697,586	8,694,682	11,179,238
Deduct pension values reported in SCT for the covered year	0	0	0	0	0
Deduct grant date fair value of equity awards reported in SCT for the covered year	(7,019,369)	(6,333,851)	(4,039,912)	(4,840,698)	(7,900,354)
Add pension value attributable to covered year’s service and any change in pension value attributable to plan amendments made in the covered year	0	0	0	0	0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	9,145,365	10,293,983	4,713,222	2,769,499	7,513,091
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	126,132	0	0	0	0
Add dividends paid on unvested shares/share units and stock options	196,301	216,658	79,218	55,929	16,232
Add change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	4,612,901	6,128,784	(939,971)	(3,294,818)	74,733
Add change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	259,241	665,751	150,791	223,870	369,204
Subtract fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	0	0	0	0	0
Compensation Actually Paid to CEO	19,241,802	21,609,372	7,660,934	3,608,463	11,252,145

To calculate the amounts in the “Average Compensation Actually Paid to Other NEOs” column in the Pay Versus Performance Table above, the following amounts were deducted from and added to (as applicable) the average of the “Total Compensation" of our Other NEOs for each applicable year, as reported in the SCT for that year:

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation for Other NEOs as reported in SCT for the covered year	4,047,873	3,824,858	2,845,461	3,160,862	3,531,923
Deduct pension values reported in SCT for the covered year	0	0	(10,734)	(14,097)	(15,740)
Deduct grant date fair value of equity awards reported in SCT for the covered year	(1,561,852)	(1,554,468)	(1,020,964)	(1,279,679)	(1,949,282)
Add pension value attributable to covered year’s service and any change in pension value attributable to plan amendments made in the covered year	0	0	0	0	0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	2,047,447	2,517,870	1,187,162	732,140	1,416,639
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	15,421	8,503	4,070	0	0
Add dividends paid on unvested shares/share units and stock options	41,069	37,037	17,308	9,498	5,096
Add change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	1,039,746	1,241,243	(242,674)	(736,167)	(15,854)
Add change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	50,475	136,176	18,116	(44,367)	46,547
Subtract fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	0	0	0	—	82,957
Compensation Actually Paid to Other NEOs	5,680,179	6,211,218	2,797,744	1,828,189	2,936,373

Company Selected Measure Name	PPNR
Named Executive Officers, Footnote	Perry Beberman, Allegra Driscoll, Valerie Greer, and Joseph Motes	Perry Beberman, Allegra Driscoll, Valerie Greer, and Joseph Motes	Perry Beberman, Valerie Greer, Tammy McConnaughey and Joseph Motes	Perry Beberman, Valerie Greer, Tammy McConnaughey and Joseph Motes	Perry Beberman, Valerie Greer, Timothy King, Tammy McConnaughey and Joseph Motes.
Peer Group Issuers, Footnote	“Peer Group Cumulative TSR” represents the cumulative total stockholder return during each measurement period for the S&P Financial Composite Index, which is the industry index reported in our Annual Report on Form 10-K for the year ended December 31, 2025. Each amount assumes that $100 was invested on December 31, 2020, and dividends were reinvested for additional shares.
PEO Total Compensation Amount	$ 11,921,231	$ 10,638,047	$ 7,697,586	$ 8,694,682	$ 11,179,238
PEO Actually Paid Compensation Amount	$ 19,241,802	21,609,372	7,660,934	3,608,463	11,252,145
Adjustment To PEO Compensation, Footnote

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the Pay Versus Performance Table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total Compensation" as reported in the Summary Compensation Table (SCT) for that year:

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation for CEO as reported in SCT for the covered year	11,921,231	10,638,047	7,697,586	8,694,682	11,179,238
Deduct pension values reported in SCT for the covered year	0	0	0	0	0
Deduct grant date fair value of equity awards reported in SCT for the covered year	(7,019,369)	(6,333,851)	(4,039,912)	(4,840,698)	(7,900,354)
Add pension value attributable to covered year’s service and any change in pension value attributable to plan amendments made in the covered year	0	0	0	0	0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	9,145,365	10,293,983	4,713,222	2,769,499	7,513,091
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	126,132	0	0	0	0
Add dividends paid on unvested shares/share units and stock options	196,301	216,658	79,218	55,929	16,232
Add change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	4,612,901	6,128,784	(939,971)	(3,294,818)	74,733
Add change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	259,241	665,751	150,791	223,870	369,204
Subtract fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	0	0	0	0	0
Compensation Actually Paid to CEO	19,241,802	21,609,372	7,660,934	3,608,463	11,252,145

Non-PEO NEO Average Total Compensation Amount	$ 4,047,873	3,824,858	2,845,461	3,160,862	3,531,923
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,680,179	6,211,218	2,797,744	1,828,189	2,936,373
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the amounts in the “Average Compensation Actually Paid to Other NEOs” column in the Pay Versus Performance Table above, the following amounts were deducted from and added to (as applicable) the average of the “Total Compensation" of our Other NEOs for each applicable year, as reported in the SCT for that year:

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation for Other NEOs as reported in SCT for the covered year	4,047,873	3,824,858	2,845,461	3,160,862	3,531,923
Deduct pension values reported in SCT for the covered year	0	0	(10,734)	(14,097)	(15,740)
Deduct grant date fair value of equity awards reported in SCT for the covered year	(1,561,852)	(1,554,468)	(1,020,964)	(1,279,679)	(1,949,282)
Add pension value attributable to covered year’s service and any change in pension value attributable to plan amendments made in the covered year	0	0	0	0	0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	2,047,447	2,517,870	1,187,162	732,140	1,416,639
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	15,421	8,503	4,070	0	0
Add dividends paid on unvested shares/share units and stock options	41,069	37,037	17,308	9,498	5,096
Add change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	1,039,746	1,241,243	(242,674)	(736,167)	(15,854)
Add change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	50,475	136,176	18,116	(44,367)	46,547
Subtract fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	0	0	0	—	82,957
Compensation Actually Paid to Other NEOs	5,680,179	6,211,218	2,797,744	1,828,189	2,936,373

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Financial Performance Measures

The list below identifies (alphabetically) the five most important financial performance measures used by the CHCC to link the “compensation actually paid” to our CEO and Other NEOs in 2025, calculated in accordance with SEC regulations, to Company performance for the most recently completed fiscal year. The role of each of these performance measures on our NEOs’ compensation is discussed in our “Compensation Discussion and Analysis” section above:

•
Average Loans
•
Net Credit Losses
•
Operating Leverage
•
Pretax Pre-provision Earnings
•
Return on Tangible Common Equity

Total Shareholder Return Amount	$ 136.65	111.05	58.79	65.46	113.68
Peer Group Total Shareholder Return Amount	200.32	175.2	135	120.9	134.55
Net Income (Loss)	$ 518,000,000	$ 277,000,000	$ 718,000,000	$ 223,000,000	$ 801,000,000
Company Selected Measure Amount	1,857,000,000	1,778,000,000	2,197,000,000	1,894,000,000	1,588,000,000
PEO Name	Ralph Andretta	Ralph Andretta	Ralph Andretta	Ralph Andretta	Ralph Andretta
Measure:: 1
Pay vs Performance Disclosure
Name	Average Loans
Measure:: 2
Pay vs Performance Disclosure
Name	Net Credit Losses
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Leverage
Measure:: 4
Pay vs Performance Disclosure
Name	Pretax Pre-provision Earnings
Non-GAAP Measure Description	The Company has identified Pretax Pre-provision earnings (PPNR) as the company-selected measure for the pay versus performance disclosure, as we believe it is a key measure to track core earnings over time to demonstrate sustainable, profitable growth, excluding the volatility that can occur within Provision for credit losses. See Appendix A in this proxy statement for a reconciliation of PPNR, a non-GAAP financial measure, to the most directly comparable GAAP measure. PPNR is a key metric on our AIC balanced scorecard; see “Compensation Discussion and Analysis—Compensation Programs—Annual Incentive Compensation” above.
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Tangible Common Equity
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,019,369)	(6,333,851)	(4,039,912)	(4,840,698)	(7,900,354)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,145,365	10,293,983	4,713,222	2,769,499	7,513,091
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,612,901	6,128,784	(939,971)	(3,294,818)	74,733
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,132	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	259,241	665,751	150,791	223,870	369,204
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,301	216,658	79,218	55,929	16,232
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(10,734)	(14,097)	(15,740)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,561,852)	(1,554,468)	(1,020,964)	(1,279,679)	(1,949,282)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,047,447	2,517,870	1,187,162	732,140	1,416,639
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,039,746	1,241,243	(242,674)	(736,167)	(15,854)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,421	8,503	4,070	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,475	136,176	18,116	(44,367)	46,547
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(82,957)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 41,069	$ 37,037	$ 17,308	$ 9,498	$ 5,096